Schedule of accounts payable to related parties (Details) - Related Party [Member] - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 170,888	€ 151,988	€ 25,047
San Raffaele Hospital O S R [Member]
Related Party Transaction [Line Items]
Total	170,888	150,206	25,047
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total		198
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total		€ 1,584